Mar. 03, 2020
O'Shares FTSE Europe Quality Dividend ETF
O'Shares FTSE Europe Quality Dividend ETF
OSI ETF Trust

Supplement dated March 3, 2020
To the Prospectus and SAI dated October 31, 2019 of:

O’Shares FTSE Russell Small Cap Quality Dividend ETF (“OUSM”)
O’Shares FTSE U.S. Quality Dividend ETF (“OUSA”)
O’Shares FTSE Europe Quality Dividend ETF (“OEUR”)
(each, a “Fund,” and collectively, the “Funds”)

Important Notice Regarding Changes in the Sub-Adviser, Names, Investment Objectives, Underlying Indexes, Index Provider, and Principal Investment Strategies of Certain Funds

4. Investment Objective Change. Effective June 1, 2020, each Fund’s new investment objective will be to track the investment results (before fees and expenses) of its New Underlying Index.
6.  Principal Investment Strategy Change.  Effective June 1, 2020, each Fund’s principal investment strategy will be to seek to track the performance (before fees and expenses) of its New Underlying Index.

3.  Underlying Index and Index Provider Change.  Effective June 1, 2020, O’Shares Investment Advisers, LLC will become the index provider for each Fund and a new underlying index for each Fund (each, a “New Underlying Index”) will replace the current underlying index, as set forth in the table below:

Current Underlying Index	New Underlying Index
FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index	O’Shares U.S. Small-Cap Quality Dividend Index
FTSE USA Qual/Vol/Yield Factor 5% Capped Index	O’Shares U.S. Quality Dividend Index
FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index	O’Shares Europe Quality Dividend Index

5.  Descriptions of New Underlying Indexes.  Effective June 1, 2020, the description of the Target Index of each Fund will reflect each Fund’s New Underlying Index as follows:

O’Shares U.S. Small-Cap Quality Dividend Index

The Target Index is designed to reflect the performance of publicly listed small capitalization dividend-paying issuers in the United States exhibiting high quality, low volatility and high dividend yields, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

O’Shares U.S. Quality Dividend Index

The Target Index is designed to reflect the performance of publicly listed large capitalization and mid-capitalization dividend-paying issuers in the United States exhibiting high quality, low volatility and high dividend yields, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines.

O’Shares Europe Quality Dividend Index

The Target Index is designed to reflect the performance of publicly listed large capitalization and mid-capitalization dividend-paying issuers in Europe exhibiting high quality, low volatility and high dividend yields, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines.

Please keep this Supplement for future reference.